PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2010	2011
Cost
Buildings and plant	$206,078,751	$222,690,125
Machinery and equipment	217,964,792	261,834,469
Furniture, fixtures and equipment	2,973,366	4,119,045
Motor vehicles	364,241	591,714
Less: Accumulated depreciation	(57,319,503)	(96,375,060)

Property, plant and equipment, net	$370,061,647	$392,860,293
Construction in process	29,496,406	243,614,398

Total	$399,558,053	$636,474,691

Depreciation expense was $16,088,049, $30,751,063 and $35,479,645 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in process primarily represents the construction of Phase 2 Polysilicon Project in Shihezi, Xinjiang.

Due to the challenging solar market conditions, the Company recognized an impairment of long-lived assets of $38,512,376 for its wafer and solar module business in 2011. The impairment of long-lived assets of wafer and module was to reflect the less than expected profit-generating ability of assets for the production of wafer and module due to a sharp decline in the spot market price of wafer and module.